FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended				12 Months Ended
	Feb. 28, 2025 $ / shares	Sep. 30, 2024 $ / shares	Jun. 30, 2024 $ / shares	Mar. 31, 2024 $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($) derivative	Dec. 31, 2021 USD ($)	Feb. 28, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents					$ 308,322	$ 413,532	$ 308,322	$ 254,525		$ 113,073
Percentage debt with floating interest rates					17.00%	15.00%	17.00%
Derivative instruments					$ 39,117	$ 22,422	$ 39,117
Gain on derivatives						9,206	8,039	53,623
Dividends recognised as distributions to owners per share | $ / shares		$ 0.34	$ 0.62	$ 0.62	$ 0.37
Declaration of dividend (in USD per share)
Disclosure of detailed information about financial instruments [line items]
Dividends declared (in dollars per share) | $ / shares	$ 0.20
U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Variable interest rate debt net of interest rate swaps					$ 2,741,800	3,204,000	2,741,800
U.S. dollar denominated floating rate debt | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Increase in annual interest expense as a result of one percentage point increase in annual LIBOR and SOFR						32,000	27,400
Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Restricted cash and cash equivalents					0	$ 0	0
Nominal amount of hedging instrument						550,000
Gain on derivatives						$ 9,200	8,000	$ 53,600
Interest rate swap contract | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative instruments					39,100	24,400	39,100
Derivative financial liabilities					$ 0	$ 0	$ 0
Interest rate swap contract | $150m borrowings
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument									150,000		150,000
Number of derivatives entered into | derivative									2
Interest rate swap contract | $250m Borrowings
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument									250,000
Number of derivatives entered into | derivative									3